Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 4,350	$ 1,332
Other accounts receivable	2,788	854
Total accounts receivable	$ 7,138	$ 2,186